Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 2,152,488	$ 3,163,789	$ 1,539,515
Deferred	238,883	(196,909)	(230,043)
Total	$ 2,391,371	$ 2,966,880	$ 1,255,654